BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

2 BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

BASIS OF PREPARATION

        These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board, effective at the time of preparing the consolidated financial statements and applied by VEON.

        The consolidated income statement has been presented based on the nature of the expense, other than 'Selling, general and administrative expenses', which has been presented based on the function of the expense.

        The consolidated financial statements have been prepared on a historical cost basis, unless disclosed otherwise. Certain comparative amounts have been reclassified to conform to the current period presentation.

BASIS OF CONSOLIDATION

        The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. Please refer to Note 13 for a list of significant subsidiaries.

        Intercompany transactions, balances and unrealized gains or losses on transactions between Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group's accounting policies.

        When the Group ceases to consolidate a subsidiary due to loss of control, the related subsidiary's assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss. Any consideration received is recognized at fair value, and any investment retained is re-measured to its fair value, and this fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest. Any resultant gain or loss is recognized in the income statement.

FOREIGN CURRENCY TRANSLATION

        The consolidated financial statements of the Group are presented in U.S. dollars. Each entity in the Group determines its own functional currency and amounts included in the financial statements of each entity are measured using that functional currency.

        Upon consolidation, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date; whereas revenue, expenses, gains and losses are translated into U.S. dollars at historical exchange rates prevailing on the transaction dates. Translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income, a separate component of equity (i.e. cumulative translation adjustment).